UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	7/31
Date of reporting period:	4/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.0%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.2%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	475,000	452,438
Agriculture--.8%
Altria Group,
Gtd. Notes	8.50	11/10/13	650,000	719,767
Philip Morris International,
Sr. Unscd. Notes	4.88	5/16/13	775,000	802,483
				1,522,250
Asset-Backed Ctfs./Auto Receivables--4.1%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	248,641	249,695
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146 a	156,651
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000	429,679
Capital One Auto Finance Trust,
Ser. 2006-B, Cl. A3B	0.45	2/15/11	426,504 b	424,056
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,057,555	990,842
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	355,000	347,414
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,624,877
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	300,000 a	183,044
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,221,082	1,132,365
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	935,000	414,903
WFS Financial Owner Trust,

Ser. 2005-2, Cl. B	4.57	11/19/12	1,589,625	1,588,410
				7,541,936
Asset-Backed Ctfs./Home Equity Loans--2.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,104,682 b	875,564
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,819,880 b	1,298,633
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,983,178 b	1,127,190
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.54	3/25/47	828,619 b	543,617
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	535,285 b	294,308
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	140,072	135,218
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	2/25/36	613,000 b	85,143
				4,359,673
Asset-Backed Ctfs./Manufactured Housing--.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	278,498	264,532
Automobiles--.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	460,000 c	441,600
Banks--5.9%
Bank of America,
Sr. Unscd. Notes	4.90	5/1/13	450,000	410,645
Barclays Bank,
Sub. Bonds	7.70	4/29/49	290,000 a,b	183,156
Charter One Bank,
Sr. Unscd. Notes	5.50	4/26/11	1,435,000	1,384,156
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	790,000	704,703
JPMorgan Chase & Co.,

Sr. Unscd. Notes	4.85	6/16/11	900,000	913,979
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	2,385,000	2,430,601
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	705,000 c	645,090
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000	283,732
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000	596,941
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,075,000 b	1,014,698
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	625,000 b	203,216
Wells Fargo Bank,
Sub. Notes, Ser. AI	7.55	6/21/10	705,000	727,688
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,470,000 b	941,500
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	581,897
				11,022,002
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	1.63	3/12/10	390,000 b	371,854
Chemicals--.6%
E.I. Du Pont de Nemours,
Sr. Unscd. Notes	5.88	1/15/14	1,100,000	1,173,535
Commercial & Professional Services--.6%
Aramark,
Gtd. Notes	8.50	2/1/15	456,000 c	437,760
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	240,000 b	176,400
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000 a	555,943
				1,170,103
Commercial Mortgage Pass-Through Ctfs.--8.7%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	899,598	897,641

Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.71	4/25/36	113,706 a,b	71,135
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.80	4/25/34	267,120 a,b	188,827
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.64	4/25/34	368,682 a,b	187,222
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.14	4/25/36	139,041 a,b	28,629
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	2.84	1/25/36	427,267 a,b	102,544
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.44	11/25/35	154,913 a,b	40,349
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.70	9/11/38	375,000 b	349,059
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,200,000 b	1,141,567
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX 5.24		11/15/36	1,300,000 a	1,196,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 a	423,200
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 a	936,675
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 a	528,275
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	1,250,000	1,212,199
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 a	398,475
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.74	3/6/20	1,630,000 a,b	1,118,629
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.97	3/6/20	730,000 a,b	464,377

Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.54	3/6/20	350,000 a,b	222,176
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,567,320	1,563,866
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000	883,144
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000 b	337,093
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	722,163	729,772
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,363,616	1,362,864
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 a	1,584,825
				15,968,543
Diversified Financial Services--4.5%
American Express Credit,
Sr. Unscd. Notes	1.84	5/27/10	530,000 b,c	507,411
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 b	122,292
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000	279,675
Capmark Financial Group,
Gtd. Notes	7.88	5/10/12	850,000 b	217,088
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000	766,374
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000	740,299
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	280,000	277,757
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/29/49	660,000 b	359,660
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,255,000	1,269,456

Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	50,000 a	53,250
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	1,155,000 c	1,130,595
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000 c	908,106
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	480,000 b	237,544
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	970,000 b	441,292
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	220,000 a,c	216,996
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	368,000	276,287
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	270,000	233,550
MUFG Capital Finance I,
Bank Gtd. Bonds	6.35	7/29/49	430,000 b	339,610
				8,377,242
Electric Utilities--5.9%
AES,
Sr. Unscd. Notes	7.75	10/15/15	470,000	434,750
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	314,356
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000	143,503
CommonWealth Edison,
First Mortgage Bonds, Ser. 102	4.74	8/15/10	330,000	329,937
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	800,000	813,882
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	410,000 c	433,522
Enel Finance International,
Gtd. Notes	5.70	1/15/13	250,000 a	252,743
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	1,090,000	1,107,689
FPL Group Capital,

Gtd. Debs.	5.63	9/1/11	1,520,000	1,614,063
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	699,515
Nevada Power,
Mortgage Notes	7.13	3/15/19	745,000	756,816
NiSource Finance,
Gtd. Notes	1.82	11/23/09	641,000 b	629,299
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000	505,104
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000	2,490,082
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	362,000	380,348
				10,905,609
Environmental Control--1.2%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	210,000	206,079
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	310,000	304,156
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	920,000	912,814
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000	726,890
				2,149,939
Food & Beverages--3.5%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.20	1/15/14	865,000 a	902,684
Bottling Group,
Gtd. Notes	6.95	3/15/14	640,000	732,798
Cola-Cola,
Sr. Unscd. Notes	3.63	3/15/14	725,000	741,532
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	185,000	181,622
Diageo Capital,
Gtd. Notes	7.38	1/15/14	975,000	1,087,368
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	145,000	152,623

Kroger,
Gtd. Notes		6.40	8/15/17	270,000	281,491
Kroger,
Gtd. Notes		6.75	4/15/12	430,000	459,174
PepsiAmericas,
Notes		4.38	2/15/14	730,000	727,344
Safeway,
Sr. Unscd. Notes		6.25	3/15/14	705,000 c	750,021
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	116,000	112,520
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	131,000	130,018
SUPERVALU,
Sr. Unscd. Bonds		7.50	5/15/12	175,000	172,375
SUPERVALU,
Sr. Unscd. Bonds		7.50	11/15/14	50,000	48,750
					6,480,320
Foreign/Governmental--1.2%
Federal Republic of Brazil,
Notes		7.88	3/7/15	410,000	460,225
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	1,000,000 c,d	470,545
Province of Quebec,
Unscd. Debs., Ser. PJ		6.13	1/22/11	685,000	727,565
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	265,000	271,638
United Mexican States,
Unscd. Notes, Ser. A		5.88	1/15/14	225,000	235,463
					2,165,436
Health Care--4.4%
Abbott Laboratories,
Sr. Unscd. Notes		5.13	4/1/19	725,000	743,602
American Home Products,
Sr. Unscd. Notes		6.95	3/15/11	1,150,000 b	1,234,897
Bausch & Lomb,
Sr. Unscd. Notes		9.88	11/1/15	375,000	342,188
Community Health Systems,

Gtd. Notes	8.88	7/15/15	460,000	460,000
Coventry Health Care,
Sr. Unscd. Notes	5.88	1/15/12	760,000	662,308
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	410,000	262,830
Davita,
Gtd. Notes	6.63	3/15/13	470,000	464,125
Eli Lilly & Co.,
Sr. Unscd. Notes	4.20	3/6/14	430,000	446,889
HCA,
Sr. Unscd. Notes	6.30	10/1/12	1,285,000	1,143,650
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000	747,235
Novartis Capital,
Gtd. Notes	4.13	2/10/14	730,000	757,428
UnitedHealth Group,
Sr. Unscd. Notes	5.50	11/15/12	450,000	451,711
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	190,000	178,657
Wellpoint,
Sr. Unscd. Notes	6.00	2/15/14	275,000 c	278,774
				8,174,294
Machinery--.2%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	380,000 a	361,119
Manufacturing--.7%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	375,000 a	330,000
Honeywell International,
Sr. Unscd. Notes	3.88	2/15/14	905,000	913,226
				1,243,226
Media--4.4%
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	580,000 a	528,418
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	60,000 b	60,000
Comcast,

Gtd. Notes	5.50	3/15/11	1,134,000	1,173,429
Cox Communications,
Notes	6.25	6/1/18	295,000 a	272,024
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000 a	102,500
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	300,000 a	303,750
Echostar DBS,
Gtd. Notes	7.75	5/31/15	265,000	253,075
News America,
Gtd. Notes	5.30	12/15/14	735,000 c	734,106
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000	296,078
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000	922,331
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	1,400,000	1,421,546
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	1,380,000	1,443,121
Time Warner,
Gtd. Notes	6.75	4/15/11	695,000	725,753
				8,236,131
Mining--.7%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	350,000	312,746
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	460,000	484,839
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	540,000	509,657
				1,307,242
Oil & Gas--1.6%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	945,000	991,308
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	150,000	142,500
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	960,000	974,400

Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	445,000	462,201
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	435,000	486,638
				3,057,047
Packaging & Containers--.8%
Ball,
Gtd. Notes	6.63	3/15/18	245,000	237,038
Ball,
Gtd. Notes	6.88	12/15/12	205,000	206,025
Crown Americas,
Gtd. Notes	7.63	11/15/13	690,000	700,350
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	350,000	342,125
				1,485,538
Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	205,000 a	195,775
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	310,000 a	311,550
				507,325
Pipelines--1.4%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	485,000	475,300
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.63	10/15/09	2,045,000	2,043,939
				2,519,239
Property & Casualty Insurance--1.6%
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	590,000 a	522,843
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000 a	956,764
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 a	992,800
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	424,202
				2,896,609

Real Estate Investment Trusts--2.6%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	475,000	433,945
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	600,000 c	503,822
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000 c	245,461
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	253,956
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000	948,460
HRPT Properties Trust,
Sr. Unscd. Notes	1.92	3/16/11	462,000 b	359,112
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	165,000	114,468
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	550,000	520,311
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	249,266
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	251,235
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	503,000	465,965
WEA Finance,
Sr. Notes	7.13	4/15/18	660,000 a	547,458
				4,893,459
Residential Mortgage Pass-Through Ctfs.--.4%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	68,667 b	65,477
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.36	12/25/34	482,542 b	352,021
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.79	5/25/36	443,298 b	302,567
				720,065
Retail--.2%
Staples,
Sr. Unscd. Notes	9.75	1/15/14	405,000	444,856

State/Territory Gen Oblg--1.4%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000	471,331
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	805,000	410,631
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,322,000	1,667,196
				2,549,158
Telecommunications--3.2%
AT & T,
Gtd. Notes	7.30	11/15/11	565,000 b,c	618,652
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	815,000 a	827,225
Cisco Systems,
Sr. Unscd. Notes	4.95	2/15/19	780,000 c	795,400
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,230,000	1,167,455
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	675,000	703,386
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	350,000	364,015
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	900,000 a	945,106
Vodafone Group,
Sr. Unscd. Notes	5.00	9/15/15	450,000	441,596
				5,862,835
Textiles & Apparel--.4%
Mohawk Industries,
Sr. Unscd. Notes	6.25	1/15/11	805,000 b	763,210
Transportation--1.5%
Canadian National Railway,
Sr. Unscd. Notes	4.95	1/15/14	585,000	607,625
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	1,250,000	1,306,079

United Parcel Service,
Sr. Unscd. Notes	3.88	4/1/14	900,000	928,795
				2,842,499
U.S. Government Agencies--7.9%
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	4,940,000 e	5,390,948
Federal National Mortgage
Association, Notes	3.25	4/9/13	8,976,000 e	9,341,691
				14,732,639
U.S. Government Agencies/Mortgage-Backed--8.4%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			223,673 e	224,748
4.00%, 3/1/10 - 4/1/10			5,578,246 e	5,675,640
6.50%, 6/1/32			4,014 e	4,300
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			49,920 e,f	3,143
Federal National Mortgage Association:
5.00%			155,000 e,g	159,432
4.00%, 2/1/10 - 5/1/10			1,559,603 e	1,601,177
4.50%, 11/1/14			911,759 e	935,863
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			502,217 e	495,423
Government National Mortgage Association I:
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			1,673,822	1,701,656
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			647,070	650,177
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			1,142,406	1,166,143
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			1,442,606	1,471,502
Ser. 2006-5, Cl. A 4.24%,
7/16/29			144,941	148,334
Ser. 2005-59, Cl. A, 4.39%,
5/16/23			556,108	565,222

Ser. 2005-87, Cl. A, 4.45%,
3/16/25	760,553	775,695
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31	20,188	21,635
7.50%, 11/20/29 - 12/20/30	21,786	23,431
		15,623,521

U.	S. Government Securities--11.8%
U.	S. Treasury Notes:

4.63%, 8/31/11	2,851,000 c	3,082,647
4.75%, 8/15/17	3,000,000 c	3,399,378
4.88%, 4/30/11	5,006,000	5,398,661
4.88%, 5/31/11	9,035,000 c	9,768,389
		21,649,075
Total Bonds and Notes
(cost $185,991,990)		174,236,099

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.28%, 5/7/09
(cost $159,992)	160,000 [h]	160,000

Other Investment--4.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,045,000)	8,045,000 [i]	8,045,000

Investment of Cash Collateral for
Securities Loaned--12.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $23,490,740)	23,490,740 [i]	23,490,740

Total Investments (cost $217,687,722)	111.1%	205,931,839
Liabilities, Less Cash and Receivables	(11.1%)	(20,497,222)

Net Assets

100.0%

185,434,617

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $17,193,137 or 9.3% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At April 30, 2009, the total market value of the fund's securities on loan is $22,688,611 and the total market value of the collateral held by the fund is $23,490,740.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Notional face amount shown.
g	Purchased on a forward commitment basis.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $217,687,722.
Net unrealized depreciation on investments was $11,755,883 of which $2,772,711 related to appreciated investment securities and $14,528,594 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
April 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	165	35,895,234	June 2009	65,409
Financial Futures Short
U.S. Treasury 5 Year Notes	23	(2,694,234)	June 2009	23,930
U.S. Treasury 10 Year Notes	78	(9,433,125)	June 2009	72,289

Gross Unrealized Appreciation				161,628

At April 30, 2009, the fund held the following forward foreign currency exchange contracts:
(Unaudited)
				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 4/30/2009 ($)
Purchases:
Brazilian Real, expiring 5/29/2009	735,000	315,450	333,006	17,556
Norwegian Krone, expiring 5/29/2009	8,660,000	1,289,938	1,317,404	27,466
Swedish Krona, expiring 5/29/2009	10,820,000	1,280,943	1,345,015	64,072
Sales:
Brazilian Real, expiring 5/29/2009	735,000	315,450	333,006	(17,556)
Euro, expiring 5/29/2009	2,000,000	2,608,440	2,645,933	(37,493)
				(55,049)

Gross Unrealized Appreciation				109,094
Gross Unrealized Depreciation				(55,049)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:
			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	31,535,740	174,396,099	0	205,931,839
Other Financial Instruments+	161,628	109,094	0	270,722
Liabilities ($)
Other Financial Instruments+	0	(55,049)	0	(55,049)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period
end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Advantage Fund
April 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--43.1%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Home Equity Loans--.3%
Centex Home Equity,
Ser. 2005-D, Cl. M4	1.05	10/25/35	1,000,000 a	65,226
Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	1.34	3/25/36	500,000 a	5,559
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	1.07	11/25/35	500,000 a	8,421
				79,206
Diversified Financial Services--2.9%
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	200,000	202,726
Goldman Sachs Group,
Sr. Unscd. Notes, Ser. B	1.43	7/23/09	500,000 a	499,435
				702,161
Residential Mortgage Pass-Through Ctfs.--1.6%
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	0.69	10/25/35	200,523 a	108,849
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	0.73	3/25/36	460,579 a	51,489
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	0.84	9/25/34	397,466 a	167,216
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	0.92	5/25/35	196,358 a	28,739
				356,293
U.S. Government Agencies--18.9%
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	890,000 b	925,806
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	2,180,000 b	2,353,624
Federal National Mortgage
Association, Notes	2.00	1/9/12	520,000 b	525,390
Federal National Mortgage
Association, Sr. Notes	3.38	5/19/11	685,000 b	714,902
				4,519,722
U.S. Government Securities--19.4%
U.S. Treasury Notes
4.38%, 12/15/10			700,000	740,551

4.50%, 2/28/11	2,020,000 c	2,153,116
4.63%, 8/31/11	1,610,000	1,740,814
		4,634,481
Total Bonds and Notes
(cost $13,042,092)		10,291,863
	Principal
Short-Term Investments--15.8%	Amount ($)	Value ($)
U.S. Government Agencies--3.3%
Federal Natonal Mortgage
Association, Discount Notes, 0.90%, 12/1/09	800,000 b	795,720
U.S. Treasury Bills--12.5%
0.45%, 11/19/09	3,000,000	2,995,086
Total Short-Term Investments
(cost $3,788,061)		3,790,806

Other Investment--39.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,335,000)	9,335,000 [d]	9,335,000
Investment of Cash Collateral for
Securities Loaned--9.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $245,713)	245,713 [d]	245,713

Total Investments (cost $28,373,355)	107.1%	23,663,382
Liabilities, Less Cash and Receivables	(7.1%)	265,617
Net Assets	100.0%	23,928,999

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	All or a portion of these securities are on loan. At April 30, 2009, the total market value of the fund's securities on loan is $2,153,116 and the total market value of the collateral held by the fund is $2,208,202, consisting of cash collateral of $245,713 and U.S. Government and Agencies securities valued at $1,962,489.
d	Investment in affiliated money market mutual fund.

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $28,373,355. Net unrealized depreciation on investments was $2,747,484 of which $69,414 related to appreciated investment securities and $2,816,898 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical investments.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:
		Level 2 - Other Significant Observable Level 3 -Significant Unobservable
Assets ($)	Level 1 -Quoted Prices	Inputs	Inputs	Total
Investment in Securities	11,543,202	14,082,669	0	25,625,871
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2009 (Unaudited)

	Principal
Bonds and Notes--98.6%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
1.38%, 7/15/18	482,087 a	471,089
1.63%, 1/15/15	2,494,397 a,b	2,486,602
1.75%, 1/15/28	546,858 a,b	493,881
1.88%, 7/15/15	2,574,123 a	2,606,299
2.00%, 1/15/14	2,334,291 a,b	2,382,435
2.00%, 7/15/14	3,473,386 a,b	3,552,621
2.00%, 1/15/26	3,855,631 a,b	3,621,883
2.38%, 4/15/11	3,322,079 a	3,395,789
2.38%, 1/15/25	3,773,022 a,b	3,754,157
2.38%, 1/15/27	725,901 a,b	719,095
2.50%, 7/15/16	5,305,253 a	5,605,328
2.63%, 7/15/17	3,302,295 a,b	3,544,809
3.00%, 7/15/12	4,306,910 a,b	4,553,213
3.50%, 1/15/11	2,550,106 a,b	2,648,923
3.63%, 4/15/28	4,172,581 a,b	4,832,371
3.88%, 4/15/29	2,161,671 a,b	2,604,814
Total Bonds and Notes
(cost $47,820,331)		47,273,309

Other Investment--.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $285,000)	285,000 [c]	285,000

Investment of Cash Collateral for
Securities Loaned--43.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $20,733,319)	20,733,319 [c]	20,733,319

Total Investments (cost $68,838,650)	142.5%	68,291,628
Liabilities, Less Cash and Receivables	(42.5%)	(20,353,234)
Net Assets	100.0%	47,938,394

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	All or a portion of these securities are on loan. At April 30, 2009, the total market value of the fund's securities on loan is $17,687,892 and the total market value of the collateral held by the fund is $20,733,319.

c	Investment in affiliated money market mutual fund.

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $68,838,650.

Net unrealized depreciation on investments was $547,022 of which $254,165 related to appreciated investment securities and $801,187 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:
			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	21,018,319	47,273,309	0	68,291,628
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--113.7%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.3%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	3,140,000	2,990,850
Raytheon,
Sr. Unscd. Notes	5.50	11/15/12	375,000	391,229
				3,382,079
Agriculture--.4%
Altria Group,
Gtd. Notes	9.70	11/10/18	2,535,000	2,967,025
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	2,175,000	2,204,880
				5,171,905
Asset-Backed Ctfs./Auto Receivables--3.9%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3B	0.52	5/7/12	668,310 a	643,112
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2B	2.24	1/12/12	1,873,098 a	1,863,686
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	74,592	74,909
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	167,645	167,574
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	2,276,264	2,249,130
Americredit Automobile Receivables
Trust, Ser. 2006-RM, Cl. A2	5.42	8/8/11	2,089,333	2,056,816
Americredit Automobile Receivables
Trust, Ser. 2006-AF, Cl. A3	5.56	9/6/11	1,302,486	1,302,166
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A2B	0.86	11/8/10	124,768 a	124,630
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000	57,134
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000	50,157
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306 b	2,618,308
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	425,000	422,009

Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A3A	5.02	9/15/11	2,358,700	2,388,963
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	2,400,000 b	2,357,544
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000 b	1,132,330
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 b	978,131
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.45	8/15/11	1,782,974 a	1,758,356
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.45	4/15/12	3,255,793 a	3,131,452
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	1,659,902	1,635,286
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	1,333,623	1,249,495
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	1,980,000	1,937,690
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	340,000	241,337
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	3,825,000 b	2,333,807
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000 b	1,090,686
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	1,500,000	1,511,484
Household Automotive Trust,
Ser. 2006-1, Cl. A3	5.43	6/17/11	2,672,074	2,691,545
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	412,973	420,773
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	593,342	550,233
JP Morgan Auto Receivables Trust,
Ser. 2007-A, Cl. A3	5.19	2/15/11	3,392,396 b	3,414,925
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	285,000	186,396
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000	514,746
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	485,000	481,495
WFS Financial Owner Trust,
Ser. 2005-3, Cl. C	4.54	5/17/13	50,000	46,852
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	3,414,515	3,411,904

				45,095,061
Asset-Backed Ctfs./Home Equity Loans--1.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	883,745 a	700,451
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,983,566 a	2,842,600
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	957,701 a	930,191
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	3,973,716 a	2,894,606
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,596,217 a	907,251
CS First Boston Mortgage
Securities, Ser. 2005-FIX1,
Cl. A5	4.90	5/25/35	273,837 a	176,108
GSAA Home Equity Trust,
Ser. 2006-7, Cl. AV1	0.52	3/25/46	117,156 a	111,211
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	0.54	3/25/47	828,619 a	543,617
JP Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F2	5.22	10/25/35	5,754 a	5,660
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. AF1B	5.94	11/25/36	60,545 a	58,264
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.57	1/25/36	1,213,351 a	1,101,148
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2005-5,
Cl. A2B	0.73	10/25/36	3,149,732 a	2,015,158
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	0.92	2/25/35	3,690,000 a	531,767
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	0.99	2/25/35	1,090,000 a	43,510
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	51,095 a	28,093
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.70	11/25/35	3,215,066 a	2,683,604
				15,573,239
Asset-Backed Ctfs./Manufactured Housing--.4%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,785,871	1,696,311
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	4,051	3,888
Origen Manufactured Housing,

Ser. 2005-B, Cl. A2	5.25	12/15/18	1,933,625	1,783,397
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000	977,523
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 a	51,421
				4,512,540
Automobiles--.3%
Goodyear Tire & Rubber,
Gtd. Notes	6.32	12/1/09	705,000 a,c	698,831
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	3,004,000 c	2,883,840
				3,582,671
Banks--7.0%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	6,605,000 a	2,576,254
Barclays Bank,
Jr. Sub. Bonds	5.93	9/29/49	4,340,000 a,b	1,736,217
Barclays Bank,
Sub. Bonds	7.70	4/29/49	1,885,000 a,b	1,190,517
Capital One Financial,
Sr. Unscd. Notes	1.57	9/10/09	8,415,000 a	8,199,096
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	7,215,000	6,435,989
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	330,000	283,131
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	90,000	85,033
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	9,390,000	7,176,589
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	6,330,000 a,b	6,312,637
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	4,790,000	4,664,756
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	3,890,000	3,802,191
M & I Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	1.54	12/4/12	7,950,000 a	5,694,267
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	245,000 c	224,180
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000 a	299,231
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000	1,636,335
Morgan Stanley,

Sr. Unscd. Notes		5.55	4/27/17	115,000	100,876
Morgan Stanley,
Sr. Unscd. Notes		5.75	8/31/12	1,365,000	1,345,435
Morgan Stanley,
Sr. Unscd. Notes		6.60	4/1/12	2,100,000	2,137,939
NB Capital Trust IV,
Bank Gtd. Cap. Secs.		8.25	4/15/27	1,290,000	795,955
Northern Trust,
Sr. Unscd. Notes		5.30	8/29/11	65,000	67,480
PNC Funding,
Gtd. Notes		1.18	1/31/12	85,000 a	71,602
Sovereign Bancorp,
Sr. Unscd. Notes		1.46	3/23/10	4,790,000 a	4,454,561
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	1,070,000 a	1,009,978
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	1,880,000 a,d	1,505,642
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	2,640,000 a,b	2,100,809
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	7,070,000 a,c	2,298,775
USB Capital IX,
Gtd. Notes		6.19	4/15/49	12,790,000 a	7,101,136
Wells Fargo & Co.,
Sub. Notes		6.38	8/1/11	540,000	552,308
Wells Fargo Capital XIII,
Gtd. Secs.		7.70	12/29/49	4,130,000 a	2,645,166
Western Financial Bank,
Sub. Debs.		9.63	5/15/12	4,405,000	4,419,404
					80,923,489
Building & Construction--.3%
Masco,
Sr. Unscd. Notes		1.63	3/12/10	3,605,000 a	3,437,263
Chemicals--.3%
E.I. Du Pont De Nemours,
Sr. Notes		5.75	3/15/19	2,805,000 c	2,805,589
Praxair,
Sr. Unscd. Notes		5.25	11/15/14	110,000	115,578
Praxair,
Sr. Unscd. Notes		5.38	11/1/16	45,000	44,257
					2,965,424
Commercial & Professional Services--.8%
Aramark,
Gtd. Notes		8.50	2/1/15	2,978,000 c	2,858,880

Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	900,000 a	661,500
ERAC USA Finance,
Bonds	5.60	5/1/15	550,000 b	424,679
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	3,900,000 b	2,896,000
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	220,000 b	154,007
ERAC USA Finance,
Notes	7.95	12/15/09	2,315,000 b	2,250,944
				9,246,010
Commercial Mortgage Pass-Through Ctfs.--8.0%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	365,000	359,894
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.71	4/25/36	227,413 a,b	142,270
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.72	1/25/37	3,338,335 a,b	1,810,312
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.80	4/25/34	674,757 a,b	476,985
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	0.84	11/25/35	2,844,211 a,b	1,564,316
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	1.08	4/25/36	685,093 a,b	156,003
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	1.09	1/25/36	1,046,803 a,b	408,253
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.54	11/25/35	56,332 a,b	12,662
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.64	4/25/34	326,944 a,b	166,027
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.91	7/25/36	534,711 a,b	116,214
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	2.14	4/25/36	142,201 a,b	29,279
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	3.14	7/25/36	451,163 a,b	115,308
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	3.39	4/25/36	688,885 a,b	168,908
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.44	11/25/35	873,149 a,b	227,420
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.94	1/25/36	137,336 a,b	26,094
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,

Cl. A3	4.24	8/13/39	295,000 a	284,925
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	2,247,482	2,225,653
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	3,475,000 a	3,413,707
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	110,000	102,078
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10,
Cl. A4	5.41	12/11/40	1,905,000 a	1,696,843
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000	29,416
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.70	9/11/38	715,000 a	665,539
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	5,475,000 a	4,527,480
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.64	5/15/23	6,195,251 a,b	4,937,567
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	5,760,000 b	5,299,200
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	4,670,000 b	4,296,400
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	925,000 b	837,125
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	3,730,000 b	3,487,550
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	2,475,000 b	2,227,500
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	50,000	48,488
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	3,345,000 a	3,262,309
CS First Boston Mortgage
Securities, Ser. 2005-C5,

Cl. A4	5.10	8/15/38	6,230,000 a	5,350,601
CS First Boston Mortgage
Securities, Ser. 2001-CF2,
Cl. G	6.93	2/15/34	130,000 b	92,914
Global Signal Trust,
Ser. 2006-1, Cl. C	5.71	2/15/36	2,885,000 b	2,985,975
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	1,350,000 b	1,397,250
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,148,143	1,134,839
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.74	3/6/20	1,630,000 a,b	1,118,629
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.93	3/6/20	610,000 a,b	410,694
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.97	3/6/20	5,680,000 a,b	3,613,237
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	1.01	3/6/20	3,110,000 a,b	1,977,753
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. H	1.14	3/6/20	25,000 a,b	15,893
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.54	3/6/20	2,380,000 a,b	1,510,796
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.79	3/6/20	6,725,000 a,b	3,799,625
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000 a	600,767
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,197,895
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C1, Cl. B	6.93	6/15/31	150,000	149,723
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000	1,948,863
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. A3	5.87	9/15/45	4,490,000 a	3,429,590
Merrill Lynch Mortgage Trust,

Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	300,000 a	288,937
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.24	11/12/37	4,035,000 a	3,582,447
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A4	5.29	1/12/44	1,665,000 a	1,436,493
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	921,725	919,927
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000	88,173
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	3,285,000 a	2,802,546
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	61,128	61,094
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	43,048	43,535
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,550,000 b	1,449,250
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	1,430,000 b	1,337,050
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	1,925,000 b	1,732,500
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.10	8/15/39	495,000 a	444,316
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	2,971,616	2,918,339
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	2,095,000	1,838,404
				92,799,780
Diversified Financial Services--5.9%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000 a	1,984,931
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000	279,675
Amvescap,
Gtd. Notes	5.38	12/15/14	25,000	16,885
Amvescap,
Gtd. Notes	5.63	4/17/12	6,510,000	5,213,149
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	1,065,000	1,141,887
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	2,905,000 b	2,170,317
Capmark Financial Group,
Gtd. Notes	7.88	5/10/12	8,735,000 a	2,230,901
Caterpillar Financial Services,

Sr. Unscd. Notes	7.15	2/15/19	3,555,000	3,495,646
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	1,820,000	1,805,422
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/31/49	2,930,000 a	1,596,674
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,215,000	1,228,996
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	340,000 b	362,100
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	1,390,000 c	1,388,329
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	6,415,000	5,606,152
Genworth Global Funding,
Scd. Notes	5.20	10/8/10	65,000	58,624
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	4,225,000 a	2,090,885
HSBC Finance,
Sr. Unscd. Notes	1.67	9/14/12	7,535,000 a	5,684,509
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	1,390,000 b,c	1,371,022
International Lease Finance,
Sr. Unscd. Notes	1.47	5/24/10	125,000 a	109,322
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	3,065,000	1,873,319
Jefferies Group,
Sr. Unscd. Notes	5.88	6/8/14	100,000	58,524
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	850,000	435,500
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	668,000	501,522
John Deere Capital,
Sr. Unscd. Notes	1.30	9/1/09	1,389,000 a	1,389,312
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,745,000	1,509,425
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	7,720,000	5,770,700
MBNA Capital,
Bank Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000 c	1,416,494
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	1,345,000	1,194,301
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	1.45	2/5/10	1,722,000 a	1,650,809
Merrill Lynch & Co.,

Sr. Unscd. Notes, Ser. C	4.25	2/8/10	1,450,000	1,432,800
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	672,948
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000	40,737
MUFG Capital Finance I,
Bank Gtd. Bonds	6.35	7/29/49	440,000 a	347,508
NIPSCO Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	85,000	72,819
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,515,000 b	2,266,324
SLM,
Sr. Unscd. Notes, Ser. A	1.23	7/27/09	6,130,000 a	6,047,000
SLM,
Sr. Unscd. Notes, Ser. A	4.50	7/26/10	3,055,000 c	2,665,686
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	173,000 a,b	120,993
Windsor Financing,
Sr. Scd. Notes	5.88	7/15/17	1,315,599 b	1,169,756
				68,471,903
Electric Utilities--4.8%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,515,000	3,251,375
AES,
Sr. Unscd. Notes	8.00	10/15/17	1,485,000	1,366,200
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000	816,111
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000	59,228
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000	670,861
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	2,320,000	2,360,259
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	1,160,000	1,163,908
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	1,585,000	1,675,931
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000	53,681
Electricite De France,
Notes	6.95	1/26/39	3,000,000 b	3,173,385
Enel Finance International,
Gtd. Notes	5.70	1/15/13	275,000 b	278,017
Enel Finance International,

Gtd. Bonds	6.25	9/15/17	8,965,000 b	8,277,636
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	6,745,000 c	4,637,188
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,390,000	7,509,925
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,570,000	1,667,158
IPALCO Enterprises,
Sr. Scd. Notes	8.63	11/14/11	140,000 a	141,400
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	3,577,000	3,456,029
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,620,000	2,566,552
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	346,850
NiSource Finance,
Gtd. Notes	1.82	11/23/09	4,410,000 a	4,329,500
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000	518,963
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,530,000	1,316,345
NiSource Finance,
Gtd. Notes	7.88	11/15/10	110,000	109,932
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	460,000	474,075
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	2,380,000 c	2,484,175
Pepco Holdings,
Sr. Unscd. Notes	1.89	6/1/10	2,540,000 a	2,385,210
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	200,000	175,620
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	475,000	499,076
				55,764,590
Environmental Control--.8%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	1,025,000	1,005,864
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	1,490,000	1,461,912
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	2,395,000	2,052,443
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	3,820,000	3,790,162
Waste Management,

Gtd. Notes		7.38	3/11/19	925,000	939,670
					9,250,051
Food & Beverages--2.9%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	5,655,000 b	5,682,138
Bottling Group,
Sr. Unscd. Notes		5.13	1/15/19	2,940,000	2,991,503
Coca-Cola,
Sr. Unscd. Notes		4.88	3/15/19	2,680,000	2,738,767
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	75,000	73,631
Diageo Capital,
Gtd. Notes		7.38	1/15/14	4,010,000	4,472,153
Kraft Foods,
Sr. Unscd. Notes		6.00	2/11/13	165,000	173,674
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	5,410,000	5,329,261
Kroger,
Gtd. Notes		5.00	4/15/13	105,000	106,139
Kroger,
Gtd. Notes		6.15	1/15/20	3,230,000	3,307,184
Kroger,
Gtd. Notes		6.40	8/15/17	55,000	57,341
Safeway,
Sr. Unscd. Notes		4.95	8/16/10	135,000	138,355
Safeway,
Sr. Unscd. Notes		6.35	8/15/17	2,645,000	2,740,881
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	2,318,000	2,248,460
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	2,617,000	2,597,373
SUPERVALU,
Sr. Unscd. Bonds		7.50	5/15/12	1,150,000 c	1,132,750
SUPERVALU,
Sr. Unscd. Bonds		7.50	11/15/14	315,000 c	307,125
					34,096,735
Foreign/Governmental--1.7%
Federal Republic of Brazil,
Sr. Unscd. Bonds		6.00	1/17/17	4,540,000	4,628,530
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	6,164,000 c,d	2,900,441
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	1,580,000	1,596,690
Republic of Italy,

Sr. Unscd. Notes	5.38	6/12/17	2,850,000	2,836,163
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,690,000	1,732,335
State of Qatar,
Sr. Notes	5.15	4/9/14	2,995,000 b	3,077,363
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	2,910,000 c	2,920,185
				19,691,707
Health Care--2.3%
Abbott Laboratories,
Sr. Unscd. Notes	6.00	4/1/39	2,635,000	2,654,683
American Home Products,
Sr. Unscd. Notes	6.95	3/15/11	580,000 a	622,818
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	2,450,000 c	2,235,625
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,995,000	2,995,000
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	400,000	256,420
Davita,
Gtd. Notes	6.63	3/15/13	3,050,000	3,011,875
HCA,
Sr. Unscd. Notes	6.30	10/1/12	2,370,000	2,109,300
HCA,
Sr. Unscd. Notes	6.75	7/15/13	2,765,000	2,391,725
HCA,
Sr. Unscd. Notes	7.88	2/1/11	545,000	536,825
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,149,000 c	1,151,873
LVB Acquisition,
Gtd. Notes	11.63	10/15/17	3,810,000	3,714,750
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	2,040,000	2,092,807
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	775,000	834,474
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	115,000	110,801
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	150,000	152,443
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	440,000	413,732
Wellpoint,
Sr. Unscd. Notes	7.00	2/15/19	1,055,000	1,077,631
				26,362,782

Manufacturing--.7%
Atlas Copco,
Sr. Unscd. Bonds	5.60	5/22/17	1,560,000 b	1,482,488
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	1,950,000 b	1,716,000
Honeywell International,
Sr. Unscd. Notes	5.00	2/15/19	4,420,000	4,489,787
Siemens Financieringsmaatschappij,
Gtd. Notes	5.75	10/17/16	100,000 b	100,906
				7,789,181
Media--4.3%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	440,000 a	440,000
Comcast,
Gtd. Notes	1.44	7/14/09	160,000 a	159,880
Comcast,
Gtd. Notes	5.50	3/15/11	906,000	937,501
Comcast,
Gtd. Notes	6.30	11/15/17	3,890,000	3,967,177
Cox Communications,
Notes	6.25	6/1/18	3,535,000 b,c	3,259,683
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	690,000 b	707,250
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	1,825,000 b	1,847,813
Echostar DBS,
Gtd. Notes	7.75	5/31/15	3,500,000	3,342,500
News America Holdings,
Gtd. Debs.	7.70	10/30/25	775,000	670,279
News America,
Gtd. Notes	6.15	3/1/37	6,990,000	5,150,742
News America,
Gtd. Notes	6.65	11/15/37	3,220,000	2,562,911
News America,
Gtd. Debs.	7.63	11/30/28	90,000	74,256
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000	5,854,702
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	3,740,000	3,601,796
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	5,430,000	5,503,631
Time Warner,
Gtd. Notes	1.46	11/13/09	290,000 a	288,086
Time Warner,

Gtd. Notes	5.88	11/15/16	11,335,000	10,951,492
Time Warner,
Gtd. Notes	6.75	4/15/11	900,000	939,825
				50,259,524
Mining--.5%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	1,145,000	1,023,126
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,430,000	1,556,093
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	3,340,000	3,152,325
				5,731,544
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	752,923
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	968,365
				1,721,288
Oil & Gas--1.2%
Amerada Hess,
Sr. Unscd. Notes	6.65	8/15/11	890,000	933,613
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	165,000	156,750
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	6,230,000	6,323,450
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	1,480,000	1,553,444
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	4,060,000	3,186,239
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	1,395,000	1,560,596
				13,714,092
Packaging & Containers--.7%
Ball,
Gtd. Notes	6.63	3/15/18	2,805,000	2,713,838
Ball,
Gtd. Notes	6.88	12/15/12	220,000	221,100
Crown Americas,
Gtd. Notes	7.63	11/15/13	575,000	583,625
Crown Americas,
Gtd. Notes	7.75	11/15/15	2,340,000	2,386,800
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	2,200,000	2,150,500
				8,055,863

Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	1,310,000 b	1,251,050
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000 b	2,045,175
				3,296,225
Pipelines--.6%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	50,000 c	45,825
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000 c	18,353
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	3,160,000	3,096,800
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	3,125,000	3,431,509
				6,592,487
Property & Casualty Insurance--1.7%
Ace INA Holdings,
Gtd. Notes	5.70	2/15/17	85,000 c	79,463
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	2,300,000	2,134,489
Allmerica Financial,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,188,894
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,025,000 b	1,709,125
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	240,000 b	212,682
Lincoln National,
Sr. Unscd. Notes	1.41	3/12/10	1,035,000 a	968,942
Lincoln National,
Jr. Sub. Cap. Secs.	6.05	4/20/67	9,265,000 a	2,990,325
MetLife,
Notes	7.72	2/15/19	2,740,000	2,752,925
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	3,100,000 b	2,965,968
Nippon Life Insurance,
Notes	4.88	8/9/10	4,100,000 b	3,876,648
Willis North America,
Gtd. Notes	6.20	3/28/17	1,500,000	1,089,263
				19,968,724
Real Estate Investment Trusts--3.2%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	700,000	639,498
Boston Properties,

Sr. Unscd. Notes	5.00	6/1/15	810,000	635,991
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,015,000	1,633,770
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	140,000	124,796
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	3,180,000	2,245,576
Duke Realty,
Sr. Unscd. Notes	5.25	1/15/10	80,000	78,917
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000	663,365
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000	1,151,210
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000 c	391,315
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,625,000	1,353,042
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000	108,192
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	7,695,000	6,264,723
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000	216,291
HRPT Properties Trust,
Sr. Unscd. Notes	1.92	3/16/11	3,725,000 a	2,895,435
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	190,000	131,812
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	1,100,000	800,702
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	4,735,000	4,479,405
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000	101,729
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000	1,782,255
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000 c	447,500
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	2,830,000	1,849,595
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000	1,241,389
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000	142,593
Simon Property Group,

Sr. Unscd. Notes	4.60	6/15/10	1,203,000 c	1,173,719
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	2,105,000	2,053,592
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	1,000,000	926,372
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	260,000	242,205
WEA Finance,
Sr. Notes	7.13	4/15/18	4,015,000 b	3,330,370
				37,105,359
Residential Mortgage Pass-Through Ctfs.--.5%
Banc of America Mortgage
Securities, Ser. 2004-F,
Cl. 2A7	4.15	7/25/34	194,404 a	193,443
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	163,264 a	155,680
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.48	1/25/36	677,244 a	467,394
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.19	2/25/36	2,669,548 a	780,843
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.94	2/25/36	2,158,983 a	523,553
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.79	5/25/36	1,968,407 a	1,343,507
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	5.85	6/25/36	762,364 a	38,773
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,533,192 a	1,354,625
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	2,576 a,b	2,068
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	990,513	745,585
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.47	4/30/30	1,355 a	1,130
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	0.52	10/25/37	258,964 a,b	228,558
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A7	4.14	8/25/34	360,000 a	355,787
				6,190,946
Retail--.2%
Staples,

Sr. Unscd. Notes	9.75	1/15/14	2,575,000	2,828,403
State/Territory Gen Oblg--3.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	430,000	338,874
California
GO (Various Purpose)	7.50	4/1/34	3,660,000	3,809,914
California
GO (Various Purpose)	7.55	4/1/39	12,815,000	13,420,252
California,
GO (Insured; AMBAC)	3.50	10/1/27	1,150,000	842,916
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	505,000	513,676
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	630,000	364,342
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	12,825,000	6,542,033
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	3,960,000	2,419,520
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	9,210,000	6,612,780
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	435,000	244,696
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,080,000	910,926
				36,019,929
Technology--.0%
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	135,000	143,323
Telecommunications--3.7%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	9,035,000 c	9,099,076
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	5,175,000 b	5,252,625
Cisco Systems,
Notes	5.90	2/15/39	3,175,000	3,015,059

Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,510,000	1,551,525
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	1,055,000 b	1,044,450
KPN,
Sr. Unscd. Notes	8.00	10/1/10	200,000	209,836
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	10,000	10,782
Qwest,
Bank Note, Ser. B	6.95	6/30/10	464,000 a	461,680
Qwest,
Bank Note, Ser. B	6.95	6/30/10	1,858,000 a	1,848,710
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000 c	3,583,041
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	595,000	529,258
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	1,485,000	1,300,039
Telefonica Emisiones,
Gtd. Notes	1.59	6/19/09	2,450,000 a	2,449,015
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	3,835,000	3,996,273
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000 c	41,640
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	2,285,000	2,376,496
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	5,830,000 b	6,122,188
				42,891,693
Textiles--.3%
Mohawk Industries,
Sr. Unscd. Notes	6.25	1/15/11	3,329,000 a	3,156,182
Transportation--.3%
Canadian National Railway,
Sr. Unscd. Notes	5.55	5/15/18	85,000	86,209
Canadian National Railway,
Notes	5.55	3/1/19	2,940,000	2,995,701
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	830,000	818,835
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	60,000	63,271
				3,964,016
U.S. Government Agencies--.0%
Small Business Administration

Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	253,067	270,845
U.S. Government Agencies/Mortgage-Backed--46.9%
Federal Home Loan Mortgage Corp.:
5.50%			5,600,000 e,f	5,821,374
3.50%, 9/1/10			191,719 f	192,642
4.00%, 10/1/09			82,445 f	82,798
4.50%, 10/1/09 - 2/1/39			13,763,328 f	14,009,456
5.00%, 10/1/18 - 6/1/37			25,005,040 f	25,761,715
5.50%, 11/1/22 - 1/1/38			34,380,056 f	35,687,841
6.00%, 7/1/17 - 12/1/37			23,955,651 f	25,047,484
6.50%, 3/1/14 - 3/1/32			714,807 f	765,234
7.00%, 3/1/12			6,053 f	6,315
7.50%, 12/1/25 - 1/1/31			33,159 f	36,302
8.00%, 10/1/19 - 10/1/30			16,159 f	17,655
8.50%, 7/1/30			1,127 f	1,232
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			4,710,416 f	4,742,259
Multiclass Mortgage
Participation Ctfs.,
Ser. 51, Cl. E, 10.00%,
7/15/20			182,496 f	182,815
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2752,			4,000,000 f,g	118,715
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2731,			4,250,155 f,g	134,628
Multiclass Mortgage
Participation Ctfs.
(Interest Only) Ser. 2750,
Cl. IK, 5.00%, 5/15/26			4,617,400 f,g	143,539
Federal National Mortgage Association:
4.00%			68,100,000 e,f	68,153,203
4.50%			71,105,000 e,f	72,371,522
5.00%			63,970,000 e,f	65,863,872
5.50%			23,610,000 e,f	24,572,839
6.00%			41,025,000 e,f	43,057,050
3.53%, 7/1/10			267,374 f	270,647
4.00%, 5/1/10			981,413 f	1,010,573

4.06%, 6/1/13	100,000 f	101,875
4.50%, 6/1/10	47,966 f	49,357
5.00%, 7/1/11 - 4/1/23	10,506,090 f	10,899,313
5.50%, 8/1/22 - 6/1/38	61,885,132 f	64,263,872
6.00%, 1/1/19 - 4/1/38	23,025,078 f	24,139,188
6.50%, 11/1/10 - 10/1/32	258,222 f	277,009
7.00%, 9/1/14 - 7/1/32	93,976 f	100,111
7.50%, 3/1/12 - 3/1/31	26,487 f	28,313
8.00%, 5/1/13 - 3/1/31	38,408 f	41,688
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	7,579,496 f	7,989,075
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	285,000 f	302,931
Grantor Trust,
Ser. 2001-T6, Cl. B, 6.09%,
5/25/11	275,000 f	293,763
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	111,479 f	125,974
Government National Mortgage Association I:
5.50%, 4/15/33	3,717,630	3,880,777
6.00%, 1/15/29	36,260	38,202
6.50%, 4/15/28 - 9/15/32	90,526	96,644
7.00%, 12/15/26 - 9/15/31	27,500	29,532
7.50%, 12/15/26 - 11/15/30	6,644	7,175
8.00%, 1/15/30 - 10/15/30	20,876	23,270
8.50%, 4/15/25	5,625	6,113
9.00%, 10/15/27	10,646	11,919
9.50%, 2/15/25	3,838	4,227
9.50%, 11/15/17	177,342	192,035
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	697,671	700,010
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18	63,512	64,105
Ser. 2004-23, Cl. B 2.95%,
3/16/19	1,042,480	1,044,637
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	246,460	247,501
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	2,980,171	2,991,084
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	397,131	398,473

Ser. 2004-77, Cl. A, 3.40%,
3/16/20	321,176	322,425
Ser. 2004-67, Cl. A, 3.65%,
9/16/17	106,033	106,329
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,071,998	1,089,824
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,173,436	1,179,070
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	4,773,626	4,872,810
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	142,639	144,611
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	4,578,515	4,654,925
Ser. 2006-66, Cl. A, 4.09%,
1/16/30	1,495,450	1,526,600
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	297,879	300,875
Ser. 2006-9, Cl. A 4.20%,
8/16/26	200,633	204,158
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,334,410	1,361,139
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	1,320,693	1,353,080
Ser. 2006-51, Cl. A, 4.25%,
10/16/30	132,470	135,830
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,356,140	2,394,756
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	6,623,135	6,741,046
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	727,486	741,969
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	8,220,895	8,321,859
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	202,532	216,224
7.00%, 11/20/29	565	605
		542,068,018

U.	S. Government Securities--4.0%
U.	S. Treasury Notes:

2.50%, 3/31/13	1,080,000	1,114,847
4.75%, 8/15/17	13,383,000 c	15,164,625
4.88%, 4/30/11	7,008,000	7,557,694
4.88%, 5/31/11	15,406,000 c	16,656,536

U.S. Treasury Strip;
0.00%, 2/15/36		16,905,000	5,595,707
			46,089,409
Total Bonds and Notes
(cost $1,432,221,795)			1,318,184,280

		Face Amount
		Covered by
Options--.0%	Contracts ($)	Contracts ($)	Value ($)
Call Options
U.S. Treasury Bonds,
May 2009 @ 128
(cost $192,766)	88,000	8,800,000 [h]	34,375

		Principal
Short-Term Investments--8.0%		Amount ($)	Value ($)
U.S. Government Agencies--4.3%
Federal Home Loan Banks, Discount
Notes, 0.14%, 6/11/09		20,500,000	20,496,731
Federal National Mortgage
Association, Discount Notes, 0.18%, 5/26/09		30,000,000 f	29,996,250
			50,492,981
U.S. Treasury Bills--3.7%
0.12%, 5/7/09		42,500,000 i	42,499,873
Total Short-Term Investments
(cost $92,992,128)			92,992,854

Other Investment--2.1%		Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,752,000)		24,752,000 [j]	24,752,000

Investment of Cash Collateral for
Securities Loaned--6.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $70,363,808)		70,363,808 [j]	70,363,808

Total Investments (cost $1,620,522,497)		129.9%	1,506,327,317
Liabilities, Less Cash and Receivables		(29.9%)	(347,123,029)
Net Assets		100.0%	1,159,204,288

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $144,042,598 or 12.4% of net assets.
c	All or a portion of these securities are on loan. At April 30, 2009, the total market value of the fund's securities on loan is $67,916,309 and the total market value of the collateral held by the fund is $70,363,808.
d	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro
e	Purchased on a forward commitment basis.
f	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
g	Notional face amount shown.
h	Non-income producing security.
i	All or partially held by a broker as collateral for open financial futures positions.
j	Investment in affiliated money market mutual fund.

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,620,522,497.
Net unrealized depreciation on investments was $114,092,089 of which $18,418,503 related to appreciated investment securities and $132,510,592 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
April 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
10 Year Long Gilt	148	26,404,722	June 2009	(360,797)
Euro-Bund	232	37,611,749	June 2009	(538,536)
U.S. Treasury 30 Year Bonds	396	48,534,750	June 2009	(962,156)
Financial Futures Short
U.S. Treasury 5 Year Notes	276	(32,330,813)	June 2009	127,218
U.S. Treasury 10 Year Notes	1,055	(127,589,062)	June 2009	1,765,828

Gross Unrealized Appreciation				1,893,046
Gross Unrealized Depreciation				(1,861,489)

STATEMENT OF OPTIONS WRITTEN
April 30, 2009 (Unaudited)

		Face Amount
		Covered by
	Contracts	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
May 2009 @ 2.95	112,420	11,242,000	a	(3,493)
U.S. Treasury Bonds,
June 2009 @ 131	88,000	8,800,000	a	(15,125)
U.S. Treasury 5 Year Notes
May 2009 @ 119	193,000	19,300,000	a	(18,094)
Put Options:
10-Year USD LIBOR-BBA,
May 2009 @ 3.35	112,420	11,242,000	a	(25,265)
U.S. Treasury Bonds,
June 2009 @ 123	88,000	8,800,000	a	(188,375)
U.S. Treasury 5 Year Notes
May 2009 @ 117	193,000	19,300,000	a	(98,008)
(Premiums received $451,452)

Gross Unrealized Depreciation				(348,360)

BBA--British Bankers Association
LIBOR--London Interbank Bank Offered Rate
USD--US Dollar

a	Non-income producing security.

At April 30, 2009, the fund held the following forward foreign currency exchange contracts:
(Unaudited)
				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 4/30/2009 ($)
Purchases:
Brazilian Real, expiring 5/29/2009	3,910,000	1,678,111	1,771,503	93,392
Czech Republic Koruna, expiring 5/29/2009	58,180,000	2,794,429	2,874,468	80,039
Hungary Forint, expiring 5/29/2009	648,990,000	2,801,597	2,957,425	155,828
Norwegian Krone, expiring 5/29/2009	54,940,000	8,183,511	8,357,762	174,251
Poland Zloty, expiring 5/29/2009	9,750,000	2,877,974	2,909,744	31,770
Swedish Krona, expiring 5/29/2009	68,660,000	8,128,426	8,535,005	406,579
Sales:
Brazilian Real, expiring 5/29/2009	3,910,000	1,678,111	1,771,503	(93,392)
Euro, expiring 5/29/2009	7,530,000	9,830,039	9,961,939	(131,900)
Euro, expiring 5/29/2009	12,670,000	16,524,467	16,761,987	(237,520)

Gross Unrealized Appreciation				941,859
Gross Unrealized Depreciation				(462,812)

Credit Default Swaps on Corporate and Sovereign Issues
					Upfront
		(Pay)	Implied		Premiums
		Receive	Credit		Paid	Unrealized
	Notional	Fixed Rate	Spread	Market	(Received)	Appreciation
Reference Obligation	Amount ($) [2]	(%)	(%) [3]	Value ($)	($)	($)
Sale Contracts: [1]
Northern Tobacco, 5.00%,
6/1/2046
12/20/2011*	11,710,000 [a]	1.35	9.50%	(2,026,041)	0	(2,026,041)
Southern California
Tobacco, 5.00%, 6/1/2037
12/20/2011*	11,710,000 [a]	1.35	9.50%	(2,026,041)	0	(2,026,041)
Gross Unrealized Depreciation						(4,052,082)

* Expiration Date

Counterparty:

[a]	Citibank
[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement,

the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

2 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

3 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:
			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	95,115,808	1,411,177,134	0	1,506,292,942
Other Financial Instruments+	1,927,421	941,859	0	2,869,280
Liabilities ($)
Other Financial Instruments+	(2,181,091)	(4,543,652)	0	(6,724,743)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors.

Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions.

When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements are disclosed in the following chart which summarizes open credit default swaps on corporate and sovereign issues entered into by the fund at April 30, 2009. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 17, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)